Related party transactions	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	2 1 . Related party transactions Nomura makes loans to certain of its directors and other related parties. Outstanding loans to its directors and other related parties were not considered significant.